Equity - Movement of equity reserves (Details) - COP ($) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity
Opening balance	$ 106,739	$ 105,913
Closing balance	107,937	106,739
Equity reserves
Equity
Opening balance	30,292	24,156
Release of reserves	(17,145)	(12,502)
Allocation to reserves	21,198	18,638
Closing balance	$ 34,345	$ 30,292